CAPITAL GROWTH FUND

FINANCIAL FUND

INTERMEDIATE BOND FUND

HIGH INCOME FUND

SEMI ANNUAL REPORT

DECEMBER 31, 2002

Each fund is a series of Morgan Keegan Select Fund, Inc.

MORGAN KEEGAN SELECT FUND, INC.

Introduction

Morgan Keegan Select Fund, Inc. is a growing family of funds which currently consists of four funds.

- Regions Morgan Keegan Select Capital Growth Fund

- Regions Morgan Keegan Select Financial Fund

- Regions Morgan Keegan Select Intermediate Bond Fund

- Regions Morgan Keegan Select High Income Fund

The Capital Growth Fund seeks to provide capital appreciation through equity investments in domestic companies. The fund gives consideration, among other things, to a company’s overall financial health and prospects. The fund targets companies with attractive return on equity ratios, earnings growth rates, and price-to-earnings ratios, relative to their historical averages and to the ratios and performances of their industry peers.

The Financial Fund seeks to provide long-term capital appreciation through equity investments in companies within the financial services industry. The fund targets large, regional and community banks and thrift institutions as well as other financial services companies. Investments are chosen with consideration given to a company’s market growth, growth and innovation in product offerings and growth demographics. Additionally, fundamental measures such as return on assets, return on equity, quality of assets, adequacy of loan loss reserves, and operating efficiency are given weight in security selection. Please be advised that any fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issues within that industry than would a more diversified fund.

The Intermediate Bond Fund seeks to provide a high level of income by investing in intermediate-maturity, investment-grade bonds. The fund seeks capital growth as a secondary objective when consistent with the fund’s primary objective. The fund targets investment-grade debt securities with effective maturities between one and ten years. The fund is not required to sell a security that is downgraded subsequent to purchase, but will consider what action, including sale, is in the best interest of the fund and shareholders. The fund invests in securities that offer the most attractive value relative to alternative  investments.

The High Income Fund seeks to provide a high level of income primarily by investing in below-investment-grade debt securities. The fund seeks capital growth as a secondary objective when consistent with the fund’s primary objective. The fund invests in securities that offer the most attractive value relative to alternative investments. Please be advised that below-investment-grade bonds involve a higher credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers to service primary obligations and an unanticipated default could cause the fund to experience a reduction in value of its shares.

Please call for a prospectus and read it carefully before investing.

REGIONS MORGAN KEEGAN SELECT FUND

Letter to Shareholders

Dear Fellow Shareholders:

The six months ended December 31, 2002 hopefully marked the end of what has been an extremely volatile and uncertain past three years. As we look back at a challenging 2002, it is fair to say that the year ended with a much more stable economic foundation than it began. The recent positive economic trends lead us to be optimistic, but cautious, as we enter 2003. While some uncertainty still exists, namely the potential for war, past issues such as corporate scandals and a stagnant economy appear to be behind us. We are pleased to report that the Regions Morgan Keegan Select Fund family performed admirably during this time of uncertainty and market volatility.

The end of December marked an extremely successful six-month period for the Regions Morgan Keegan Select Funds. The funds experienced tremendous growth over the past six months, increasing their combined assets by more than $670 million by year-end. The fixed income funds experienced the most rapid growth over the six-month period and grew in excess of 255% over the past year. The High Income Fund closed to new investors on December 31, 2002 with nearly $470 million in total assets.

The executive summary below illustrates each fund’s performance relative to their indices.

Performance Statistics as of December 31, 2002 *	Six Months	One Year
Capital Growth Fund	(14.40%)	(22.71%)
S&P 500 Index†	(10.30%)	(22.10%)
Financial Fund	(10.90%)	(5.42%)
KBW Bank Index†	(8.51%)	(10.67%)
Intermediate Bond Fund	5.12%	8.27%
Lehman Brothers Intermediate Aggregate Index†	5.36%	9.49%
High Income Fund	4.82%	11.20%
Lehman Brothers Ba High Yield Index†	2.18%	(1.80%)
*	The above performance statistics are Net Asset Value returns of class “A” shares. The performance would be lower if the maximum sales load were included.
†	Refer to Index Descriptions on page 37.

Past performance is not indicative of future results.

We are particularly excited about the opportunities available in the Select Fund family. The High Income Fund, led by portfolio manager Jim Kelsoe, ranked number one out of 302 funds for the three year period* in Lipper’s High Income Fund category. The High Income Fund also received national acclaim in publications such as Kiplinger’s, Institutional Investor, Time Magazine, Ticker Magazine and Mutual Funds Magazine. The Intermediate Bond Fund ranked in the top 1.0% of its peer group over the past three years by Morningstar and the Financial Fund ranked in the top quartile of its peer group over the past year.

The Capital Growth Fund performed relatively well given the uncertainty and volatility of the overall equity market, ranking in the top half of its peer group

REGIONS MORGAN KEEGAN SELECT FUND

Letter to Shareholders

for the year. We extend our appreciation to Elkan Scheidt, who served as the fund’s portfolio manager from 1994 through late 2002. During Scheidt’s nine-year tenure, the fund posted a 61% cumulative return. Taking on a new role for Morgan Keegan, Scheidt has been named Associate Research Director of the Equity Capital Markets Group. We welcome Charles A. Murray as the new portfolio manager for the Capital Growth Fund. An industry veteran with more than 28 years of investment analysis and portfolio management experience, Murray is also manager of three other Regions Morgan Keegan Select Funds: the Aggressive Growth Fund, the Growth Fund and the Balanced Fund. The Aggressive Growth Fund earned an impressive five star rating from Morningstar for the past year, and ranked second within its category for the most recent three-year period, also according to Morningstar.

We are extremely pleased about the success of the Select Fund family and look forward to the continued growth of assets, investment opportunities and positive returns in the year ahead. Thank you for investing with us.

Allen Morgan, Jr.

President and Director

*	Statistics as of 12/31/02. Shares carry a maximum sales load of 2.50%, which was used in calculating performance.

REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

Portfolio Commentary

December 31, 2002

Thankfully, 2002 is over! Investors have now withstood three consecutive years of negative returns from the S&P 500 Index†, a feat not seen since the 1939-1941 bear market. The cumulative total return over the last three years was -37.60% for the S&P 500 and a much steeper decline of -66.90% for the NASDAQ Composite Index†. Of course, if you calculated from the closing high to the closing low of these indices, returns would be much worse. Initially, technology stocks generally saw steady, if not steep, declines during the three-year bear market with most other sectors able to hold ground. However, as is the case with all bear markets, most other formerly resilient sectors declined in 2002 resulting in the worst year of the bear market with the S&P 500 showing a -22.10% total return. The steady drumbeat of company scandals such as Enron, WorldCom, and Tyco reverberating in investor’s ears were too much to withstand as some investors began to “cash out” in the latter part of the year.

The Regions Morgan Keegan Select Capital Growth Fund, like the market, was unable to avoid negative territory with a total return of -22.71%. While negative, the fund compared well, finishing in the top one-third of all mid-cap growth mutual funds. The fund ended the year with a net asset value of $14.74, total assets of over $29 million, and a 2.9% cash position.

We believe the market probably hit a long-term bottom at the S&P 500 level of 776.76 on October 9. Our outlook is more positive on the market than we have been over the last few years. Valuations on individual stocks are more attractive, earnings appear to be holding or increasing, and the speculative excesses of the late 1990’s have diminished.

PORTFOLIO MANAGER

Charles A. Murray, CFA

†	Refer to Index Descriptions on page 37.

REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

Portfolio Commentary

December 31, 2002

PORTFOLIO PERFORMANCE (excludes sales load)

	Capital Growth Fund A-Shares	Capital Growth Fund C-Shares*	Capital Growth Fund I-Shares**	S&P 500†
6 Months	(14.40%)	(14.77%)	(14.14%)	(10.30%)
Inception (1/23/02)	—	—	(19.41%)	(20.78%)
1 Year	(22.71%)	(23.24%)	—	(22.10%)
Inception (6/15/01)	—	(17.43%)	—	(17.60%)
5 Years***	(5.60%)	—	—	(0.59%)
10 Years***	4.69%	—	—	9.34%
*	Class C shares were initially issued June 15, 2001.
**	Class I shares were initially issued January 23, 2002.
***	Average annual total returns.
†	Refer to Index Descriptions on page 37.

PORTFOLIO STATISTICS

Net Asset Value	$14.74*
Net Assets	$29.9 million
Average Market Capitalization	$29.8 billion
Median Market Capitalization	$ 3.2 billion
Percent Invested	97.4%
*	“A” shares only.

LARGEST HOLDINGS

AutoZone, Inc. (AZO)	4.7%
Microsoft Corporation (MSFT)	4.4%
QLogic Corporation (QLGC)	4.4%
Exxon Mobil Corporation (XOM)	4.2%
Bank of America Corporation (BAC)	4.2%

SECTOR WEIGHTINGS

Retail	16.3%
Health Care / Pharmaceutical	16.2%
Technology	16.0%
Financial Services	13.2%
Energy	11.9%
Consumer Products	9.5%
Transportation	5.3%
Other	4.6%
Data Processing	3.4%
Telecommunications	1.0%

REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

Portfolio Commentary

December 31, 2002

PORTFOLIO PERFORMANCE (includes maximum sales load)

	Capital Growth Fund A-Shares*	Capital Growth Fund C-Shares**
6 Months	(17.40%)	(15.62%)
1 Year	(25.41%)	(24.01%)
Inception (6/15/01)	—	(17.43%)
5 Years***	(6.27%)	—
10 Years***	4.31%	—
*	“A” shares carry a maximum sales load of 3.50%.
**	“C” shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
***	Average annual total returns.

This data is as of December 31, 2002. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund’s returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

Schedule of Investments

December 31, 2002

Shares	Description	Market Value

EQUITY SECURITIES - 97.4%

	BEVERAGES - 5.9%
17,000	Anheuser-Busch Companies, Inc.	$822,800
21,500	The Coca-Cola Company	942,130

	DATA PROCESSING - 3.4%
63,700	* Concord EFS, Inc.	1,002,638

	ENERGY / ENERGY RELATED - 11.9%
35,884	Exxon Mobil Corporation	1,253,787
37,500	* Gulf Island Fabrication, Inc.	609,375
10,000	* The Houston Exploration Company	306,000
13,000	Noble Energy, Inc.	488,150
30,000	* Patterson - UTI Energy, Inc	905,100

	FINANCIAL SERVICES - 13.2%
10,000	Arthur J. Gallagher & Co.	293,800
20,000	AmSouth Bancorporation	384,000
18,000	Bank of America Corporation	1,252,260
24,471	Compass Bancshares, Inc.	765,208
40,000	* E*TRADE Group, Inc.	194,400
6,000	Legg Mason, Inc.	291,240
30,000	SouthTrust Corporation	745,500

	HEALTH CARE / PHARMACEUTICAL - 16.2%
21,000	* Accredo Health, Inc.	740,250
4,000	* Forest Laboratories, Inc.	392,880
8,000	* Gilead Sciences, Inc.	272,000
40,000	Health Management Assoc.	716,000
16,000	Merck & Co., Inc.	905,760
35,000	* Renal Care Group, Inc.	1,107,400
30,000	* Sepracor Inc.	290,100
10,000	* SICOR Inc.	158,500
9,000	* SurModics, Inc.	258,120

	INDUSTRIAL EQUIPMENT - 1.0%
12,000	General Electric Company	292,200

	NEWSPAPER / BROADCASTING - 3.6%
15,000	Gannett Co., Inc.	1,077,000

	REAL ESTATE INVESTMENT TRUSTS - 1.6%
45,000	RFS Hotel Investors, Inc.	488,700

	RETAIL - 16.3%
20,000	* Abercrombie & Fitch Co.	409,200
24,000	* American Eagle Outfitters, Inc.	330,720
20,000	* AutoZone, Inc.	1,413,000
20,000	* BJ's Wholesale Club, Inc.	366,000
8,000	* Chico's FAS, Inc.	151,280

REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

Schedule of Investments

December 31, 2002

Shares	Description	Market Value

43,797	Dollar General Corp.	$523,374
54,500	Hancock Fabrics, Inc.	831,125
23,000	The Home Depot, Inc.	551,080
16,000	Pier 1 Imports, Inc.	302,880

	RECREATIONAL PRODUCTS - 2.0%
20,000	* SCP Pool Corporation	584,000

	TECHNOLOGY - 16.0%
8,000	* Cabot Microelectronics Corporation	377,600
10,000	* CDW Computer Centers, Inc.	438,500
20,000	* Cree, Inc.	327,000
30,000	* Flextronics International Ltd.	245,700
25,500	* Microsoft Corporation	1,318,350
38,000	* QLogic Corporation	1,311,380
6,000	* Symantec Corporation	243,060
35,000	Texas Instruments	525,350

	TELECOMMUNICATIONS - 1.0%
12,000	BellSouth Corporation	310,440

	TRANSPORTATION - 5.3%
20,000	FedEx Corporation	1,084,400
30,000	* Frontier Airlines, Inc.	202,800
15,000	* Swift Transportation Co., Inc.	300,270

Total Equity Securities (cost $21,294,178)		$29,102,807

	* Non-Income Producing

EURODOLLAR TIME DEPOSITS - 2.9%
	State Street Bank & Trust Company Eurodollar time deposits dated December 31, 2002, 0.10%, maturing at $860,005 on January 2, 2003.	$860,000

Total Investments (cost $22,154,178) - 100.3%		$29,962,807

Other Assets and Liabilities, net - (0.3%)		(97,034)

Net Assets - 100.0%		$29,865,773

REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND

Portfolio Commentary

December 31, 2002

The fourth quarter of 2002 appeared to be a watershed quarter for the financial sector. Interest rates and credit quality were basically unchanged through the quarter, and as a result, many of the large-cap stocks in the financial sector that have suffered with the market downturn of the last few years began moving in a positive direction.

Notwithstanding this upsurge in the market during the last quarter of 2002, the Regions Morgan Keegan Financial Fund’s performance was down 10.90% in the last six months of 2002 and the fund was down 5.42% for the 2002 calendar year. In comparison, the KBW Bank Index† was down 8.51% and 10.67% for the same time periods. The fund’s diversification of investments within the financial sector helped the fund avoid wild market swings. The fund did not experience a serious drop in market value in any one investment. However, the lack of current merger activity did not result in any significant gains for the fund.

Going forward, we are optimistic about returns for the fund. Although margin pressure continues to trouble some banks and will continue to influence their profits well into the future, the fund is well-diversified within the financial sector. Those banks that have continued to grow and control expenses during the last few years are poised to benefit greatly in a more bullish market. This includes several large name banks as well as smaller, growth-oriented community banks in which the fund invests.

PORTFOLIO MANAGER

W. James Stokes

†	Refer to Index Descriptions on page 37.

REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND

Portfolio Commentary

December 31, 2002

PORTFOLIO PERFORMANCE (excludes sales load)

	Financial Fund A-Shares	Financial Fund C-Shares	Financial Fund I-Shares	KBW Bank Index†
6 Months	(10.90%)	(11.17%)	(10.55%)	(8.51%)
1 Year	(5.42%)	(5.91%)	(4.83%)	(10.67%)
Inception (8/30/00)*	1.55%	1.04%	2.09%	(11.45%)

*	Average annual total returns.
†	Refer to Index Descriptions on page 37.

PORTFOLIO STATISTICS

Net Asset Value	$10.15*
Net Assets	$11.0 million
Average Market Capitalization	$13.1 billion
Median Market Capitalization	$ 2.9 billion
Percent Invested	100.0%
*	“A” shares only.

LARGEST HOLDINGS

Bank of America Corporation (BAC)	6.9%
Cullen/Frost Bankers, Inc. (CFR)	5.9%
Wells Fargo & Company (WFC)	5.4%
Fifth Third Bancorp (FITB)	5.4%
National Commerce Financial Corp. (NCF)	5.0%

SECTOR WEIGHTINGS

Large-Capitalization Banks	31.0%
Mid-Capitalization Banks	29.8%
Small-Capitalization Banks	29.2%
Specialty Financial Service Companies	10.0%

REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND

Portfolio Commentary

December 31, 2002

PORTFOLIO PERFORMANCE (includes maximum sales load)

	Financial Fund A-Shares*	Financial Fund C-Shares**
6 Months	(15.13%)	(12.06%)
1 Year	(9.91%)	(6.85%)
Inception (8/30/00)***	(0.55%)	1.04%
*	“A” shares carry a maximum sales load of 4.75%.
**	“C” shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
***	Average annual total returns.

This data is as of December 31, 2002. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund’s returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND

Schedule of Investments

December 31, 2002

Shares	Description	Market Value

EQUITY SECURITIES - 100.8%

	ASSET MANAGEMENT - 2.9%
18,000	W.P. Stewart & Co., Ltd.	$ 322,560

	BANKS - 90.8%
10,900	Bank Of America Corporation	758,313
10,000	The Bank of New York Company, Inc.	239,600
13,000	BB&T Corporation	480,870
15,000	Boston Private Financial Holdings, Inc.	297,900
62,648	* Cardinal Financial Corporation	272,519
5,000	Compass Bancshares, Inc.	156,350
19,600	Cullen/Frost Bankers, Inc.	640,920
10,000	Fifth Third Bancorp	585,500
27,515	Main Street Banks, Inc.	528,288
11,500	Mercantile Bankshares Corporation	443,785
10,000	Middleburg Financial	463,800
7,500	National City Corporation	204,900
23,000	National Commerce Financial Corp.	548,550
20,000	* Pinnacle Financial Partners, Inc.	258,200
19,900	* Republic Bancshares, Inc.	391,035
5,250	Sandy Spring Bancorp, Inc.	165,375
4,500	The Savannah Bancorp, Inc.	94,365
19,000	SouthTrust Corporation	472,150
17,000	* Southwest Bancorporation of Texas, Inc.	489,770
10,000	State Street Corporation	390,000
18,000	Sterling Bancshares, Inc.	219,960
4,500	SunTrust Banks, Inc.	256,140
10,700	S.Y. Bancorp. Inc.	396,970
6,783	Synovus Financial Corporation	131,590
300	TCF Financial Corporation	13,107
10,000	* Vision Bancshares, Inc.	150,000
14,500	U.S. Bancorp	307,690
12,500	Wells Fargo & Company	585,875

	CREDIT SERVICES - 5.3%
14,500	American Express Company	512,575
10,000	* Compucredit Corporation	70,700

	INSURANCE - 1.8%
11,000	UNUMProvident	192,940

Total Equity Securities (cost $10,358,059)		$11,042,297

	* Non-Income Producing

Total Investments (cost $10,358,059) - 100.8%		$11,042,297

Other Assets and Liabilities, net - (0.8)%		(89,529)

Net Assets		$10,952,768

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio Commentary

December 31, 2002

For the Regions Morgan Keegan Select Intermediate Bond Fund, the 12 months ending December 2002 was another year of solid performance. Returns of 5.12% and 8.27% for the six and 12 months ending December 31, 2002, respectively, slightly trailed the Lehman Brothers Intermediate Aggregate Index†, which posted 5.36% and 9.49% returns over the same time periods. The primary reason for the relative under-performance was the fund’s heavier concentration in asset-backed securities and shorter average duration versus the Index.

Looking at the various sector returns within the Lehman Brothers Intermediate Aggregate Index† reveals that, broadly speaking, purely interest rate sensitive assets (i.e., government-guaranteed bonds) performed better than those with credit risk. This is not surprising given the steep decline in interest rates over the last 12 months. For both the six and 12-month period, Treasuries have outperformed both corporate and asset-backed debt. For the year, Treasuries, as a group, returned 11.79%, while corporate and structured-finance securities returned 10.12% and 9.10%, respectively.

With this decline in interest rates, the market began to look for signs that the economy would begin to recover; however, economic uncertainty remained the dominant theme, particularly in the fourth quarter. Even the Federal Reserve’s cutting the Fed Funds Rate by 0.50% in November did not suppress the market’s fears of a prolonged recession. This increased interest rate volatility created a challenging trading environment for bonds in the final three months of the year.

Despite the continuous stream of mixed economic news, we believe the economy and the financial markets are on the road to recovery. The fund’s assets continue to perform as expected and, we believe, will hold up well in a rising interest rate environment. The fund is well diversified and weighted toward the short end of the curve. We remain confident that the fund will achieve its goals of steady income and a relatively stable net asset value over the coming year.

PORTFOLIO MANAGER

James C. Kelsoe, Jr., CFA

†	Refer to Index Descriptions on page 37.

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio Commentary

December 31, 2002

PORTFOLIO PERFORMANCE (excludes sales load)

	Intermediate Bond Fund A-Shares	Intermediate Bond Fund C-Shares	Intermediate Bond Fund I-Shares	Lehman Brothers Intermediate Aggregate†
6 Months	5.12%	4.73%	5.15%	5.36%
1 Year	8.27%	7.79%	8.54%	9.49%
Inception (3/22/99)*	9.04%	8.64%	9.32%	7.77%
*	Average annual total returns.
†	Refer to Index Descriptions on page 37.

PORTFOLIO STATISTICS

Net Asset Value	$10.30*
Net Assets	$163.4 million
Average Yield to Maturity	9.1%
Average Maturity	6.1 years
Average Coupon	6.1%
Average Duration	3.7 years
Average Credit Quality	A
Number of Issues	113
12-Month A-Share Dividend	$0.88
12-Month C-Share Dividend	$0.84
12-Month I-Share Dividend	$0.90
*	“A” shares only.

LARGEST HOLDINGS

The Money Store 1997-I B	3.6%
Small Business Investment Companies 2000-P10A 1	2.5%
Franchise Loan Trust 1998-I A2	2.2%
CS First Boston 2002-CK	2.1%
Franchise Loan Trust 1998-I AX	2.1%

ASSET ALLOCATION

Commercial Mortgage-Backed Securities	21.1%
Small Business Loans	19.0%
Corporate Bonds	16.5%
Home Equity Loans	15.5%
Manufactured Housing Loans	8.2%
Cash	5.9%
Auto Franchise Loans	3.5%
Collaterized Mortgage Obligations	3.2%
Other	3.1%
Home Improvement Loans	2.6%
Preferred Stocks	0.9%

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio Commentary

December 31, 2002

PORTFOLIO PERFORMANCE (includes maximum sales load)

	Intermediate Bond Fund A-Shares*	Intermediate Bond Fund C-Shares**
6 Months	3.02%	3.68%
1 Year	6.10%	6.71%
Inception (3/22/99)***	8.46%	8.64%

*	“A” shares carry a maximum sales load of 2.00%.
**	“C” shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
***	Average annual total returns.

This data is as of December 31, 2002. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund’s returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 71.1%

	Airplanes - 0.1%
93,040	United Airlines 2000-1 B, 8.03% 7/1/11	AA-	$92,654	$ 41,868

	Auto Dealerships - 3.5%
	Falcon Franchise Loan 2000-1, 3.15% 6/5/20 interest-only strips (a)	AAA	2,945,095	3,085,995
1,852,791	Falcon Franchise Loan 2001-1 A1, 6.067% 1/5/23 (a)	AAA	1,845,595	2,001,552
	Falcon Franchise Loan 2001-1, 3.17% 1/5/23 interest-only strips (a)	AAA	571,807	610,474

			$5,362,497	$5,698,021

	Commercial Loans - 21.1%
215,000	Asset Securitization 1995-MD4 A4, 7.384% 8/13/29	BBB+	208,471	232,453
	Asset Securitization 1997-MD7 PS1, 0.491% 1/13/30 interest-only strips	AAA	219,049	235,369
	Asset Securitization 1997-D5 PS1, 1.684% 2/14/43 interest-only strips	AAA	2,391,287	2,337,228
	Atherton Franchisee 1998-A AX, 2.323% 5/15/18 interest-only strips (a)	AAA	255,569	270,908
700,000	Banc One/FCCC Mortgage 2000-C1A C, 7.206% 10/18/31 (a)	A	728,050	770,470
	Bear Stearns Mortgage 2000-WF1 X, 0.453% 2/15/32 interest-only strips	AAA	2,162,407	2,300,006
750,000	Capital Lease Funding 1997-CTL1 D, 6.162% 6/22/24 (a)	BBB	535,935	605,002
	Chase Manhattan Bank 1999-1 X, 0.495% 8/15/31 interest-only strips	AAA	669,530	722,755
	CS First Boston 1998-C1, 1.056%, 5/17/40 interest-only strips	AAA	1,665,928	1,694,359
	CS First Boston 2000-FL, 2.039%, 12/15/09 interest-only strips (a)	AAA	437,928	545,538
	CS First Boston 2002-CK, 0.197%, 12/15/35 interest-only strips (a)	AAA	3,468,660	3,493,216
	DLJ Mortgage 1997-CF2 S, 0.286% 10/15/30 interest-only strips (a)	AAA	657,922	683,797
3,935,000	Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)	AAA	3,580,766	3,355,579
	Enterprise Mortgage 1998-1, 1.349% 1/15/25 interest-only strips (a)	AAA	686,290	731,951
801,805	Enterprise Mortgage 2000-1 A1, 7.92% 1/15/27 (a)	AAA	797,519	605,964
2,750,000	Equitable Life 174 A1, 7.24% 5/15/06 (a)	AAA	2,915,290	3,077,066
	GMAC Mortgage 1997-C2, 1.229%, 4/15/29 interest-only strips	AAA	1,537,720	1,532,990

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

	GS Mortgage 1998-C1, 1.01% 10/18/30 interest-only strips	AAA	$970,070	$ 884,086
	GS Mortgage 2001-ROCK, 0.411% 5/3/18 interest-only strips (a)	AAA	596,821	605,696
	Heller Mortgage 2000-PH1, 0.511% 1/17/34 interest-only strips (a)	AAA	1,740,955	1,770,721
1,504,348	LTC Mortgage 1996-1 A, 7.06% 4/15/28 (a)	AAA	1,513,265	1,562,280
750,000	LTC Mortgage 1996-1 C, 7.56% 4/15/28 (a)	A	732,356	786,743
2,000,000	Merrill Lynch Mortgage 1996-C2 D, 6.96% 11/21/28	BBB	2,013,970	2,193,740
630,000	Merrill Lynch Mortgage 1998-C1 B, 6.75% 11/15/26	AA	593,465	652,855
	Merrill Lynch Mortgage 1998-C1, 0.868% 11/15/26 interest-only strips	AAA	1,619,130	1,662,541
	Nomura Asset 1996-MD5 CS1, 1.325% 4/13/39 interest-only strips	AAA	1,907,998	1,274,549

			$34,606,351	$34,587,862

	Home Equity Loans (High Loan-To-Value) - 4.7%
347,018	Cityscape Home Loan 1997-2 M2, 8.06% 4/25/18	BBB	351,888	350,346
2,351,212	Ditech Home Loan 1998-1 B1, 9.50% 6/15/29	BBB-	2,374,928	2,414,129
169,079	Empire Funding 1998-1 M2, 7.43% 6/25/24	A	158,313	175,944
482,932	Empire Funding 1998-1 B1, 8.56% 6/25/24	BBB	489,114	502,891
1,208,478	Empire Funding 1998-2 B1, 9.03% 6/25/24	BBB-	1,196,015	1,272,677
120,080	First Plus Home Loan 1997-2 M2, 7.59% 4/10/23	A	116,186	119,996
2,650,000	Republic Bank Home Loan 1998-1 B1, 8.87% 6/25/30 (a)	BBB	2,777,041	2,864,623

			$7,463,485	$ 7,700,606

	Home Equity Loans (Non-High Loan-To-Value) - 10.1%
166,230	Amresco Residential 1997-2 M2F, 7.665% 6/25/27	A+	158,167	176,128
1,400,000	Conseco Finance 1999-F M2, 9.30% 10/15/30	A	1,480,556	1,498,529
500,000	Conseco Finance 2000-B BF1, 9.44% 2/15/31	BBB	506,832	519,745
300,000	Conseco Finance 2000-F BF1, 10.55% 9/15/20	BBB	305,402	310,514
2,500,000	Conseco Finance 2000-F MF2, 8.93% 3/15/24	A	2,635,299	2,653,950

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

3,000,000	Conseco Finance 2002-C BF1, 8.00% 8/15/33	BBB	$2,846,114	$ 2,880,000
2,500,000	Green Tree Home Loan 1999-A B1, 8.97% 11/15/27	BBB	2,483,905	2,594,357
5,805,059	The Money Store 1997-I B, 7.525% 2/15/29	BBB	5,833,412	5,868,276

			$16,249,687	$16,501,499

	Home Improvement Loans - 1.4%
244,439	Green Tree Home Improvement 1998-E HEA4, 6.62% 7/15/27	AAA	248,066	252,858
350,000	Green Tree Home Improvement 1998-E HEM2, 7.27% 6/15/28	A+	330,230	364,641
400,000	Green Tree Home Improvement 1999-E M2, 9.45% 10/15/24	A	412,925	444,505
580,298	Mego Mortgage 1997-3 M2, 7.67% 8/25/23	A	589,589	596,720
642,416	Mego Mortgage 1997-3 CTFS, 8.01% 8/25/23	BBB	627,045	664,409

			$2,207,855	$ 2,323,133

	Manufactured Housing Loans - 8.2%
3,000,000	Conseco Finance 2002-2 M2, 9.163% 3/25/33	A	3,033,159	3,234,780
2,000,000	Conseco Finance 2002-2 B1, 9.25% 3/1/33	BBB	1,886,808	1,931,880
3,000,000	Firstfed Manufactured Housing 1996-1 B, 8.06% 10/15/22 (a)	BBB	2,882,024	2,880,930
200,000	Green Tree Financial 1997-4 B1, 7.23% 2/15/29	BBB+	192,239	125,916
2,300,000	Oakwood Mortgage 1999-B M1, 7.18% 12/15/26	AA-	2,328,604	2,049,024
3,000,000	Oakwood Mortgage 2001-B M2, 8.795% 3/15/31 (a)	A-	3,014,699	3,013,290
200,000	UCFC Manufactured Housing 1996-1 M, Zero Coupon Bond 1/15/28	A	188,090	174,090

			$13,525,623	$13,409,910

	Recreational Equipment - 1.1%
750,000	Ace RV and Marine trust 2001-RV1 C, 6.85% 9/20/21	A	749,760	810,232
904,159	Green Tree Recreational Equipment 1998-A A3H, 7.29% 5/15/29	A	909,504	983,097

			$1,659,264	$ 1,793,329

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

	Small Business Loans - 19.0%
499,969	ACLC Business Trust 1999-2, 9.35% 1/15/21 (a)	A	$491,079	$ 446,387
2,893,755	FMAC Loan Trust 1997-A A, 7.35% 4/15/19 (a)	AAA	2,749,700	2,815,768
1,356,313	FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)	AAA	1,224,321	1,009,120
	FMAC Loan Trust 1997-B AX, 3.00% 9/15/19 interest-only strips (a)	A	1,693,475	1,760,077
3,565,663	FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)	AA-	3,174,012	3,393,477
	FMAC Loan Trust 1997-C AX, 2.345% 12/15/19 interest-only strips (a)	AAA	533,204	488,567
	FMAC Loan Trust 1998-A AX, 2.136% 9/15/20 interest-only strips (a)	AA	683,531	804,561
972,741	FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)	AAA	899,552	819,254
	FMAC Loan Trust 1998-CA AX, 1.84% 9/15/18 interest-only strips (a)	AAA	2,261,580	2,646,753
3,450,000	Franchise Loan Trust 1998-I A2, 6.43% 4/15/05 (a)	A	3,397,372	3,536,250
	Franchise Loan Trust 1998-I AX, 1.847% 7/15/18 interest-only strips (a)	AAA	3,319,222	3,423,817
837,399	Small Business Administration 1994-20J 1, 8.30% 10/1/14	AAA	900,686	951,390
427,628	Small Business Administration 1996-20G 1, 7.70% 7/1/16	AAA	456,899	488,461
331,513	Small Business Administration 1997-20D 1, 7.50% 4/1/17	AAA	350,147	373,539
171,759	Small Business Administration 2000-20B 1, 7.73% 2/1/20	AAA	182,735	197,585
267,245	Small Business Administration 2000-20D 1, 7.47% 4/1/20	AAA	276,694	301,062
2,892,783	Small Business Administration 2001-20J 1, 5.76% 10/1/21	AAA	2,928,821	3,112,586
3,556,157	Small Business Investment Companies 2000-P10A 1, 8.017% 2/10/10	AAA	3,896,166	4,059,354
447,962	Small Business Investment Companies 2000-P10B 1, 7.449% 8/1/10	AAA	466,076	511,658

			$29,885,272	$31,139,666

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

	Special Purpose Entity - 1.9%
2,500,000	MMCAPS Funding, 4.961% 8/1/31 (a)	BBB	$ 2,524,794	$ 2,537,500
500,000	MMCAPS Funding, 8.03% 6/15/31 (a)	AAA	500,000	540,000

			$ 3,024,794	$ 3,077,500

Total Asset Backed Securities - Investment Grade			$114,077,482	$116,273,394

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 1.9%

	Home Equity Loans (High Loan-To-Value) - 0.7%
1,131,705	Empire Funding 1997-4 B1, 7.73% 1/25/24	BB	1,093,949	1,166,425

	Home Improvement Loans - 1.2%
1,860,880	Keystone Owner Trust 1997-P3 B, 8.35% 12/25/24 (a)	BB	1,875,997	1,921,359

Total Asset Backed Securities - Non-Investment Grade			$ 2,969,946	$ 3,087,784

CORPORATE BONDS - INVESTMENT GRADE - 16.5%

	Airlines - 0.7%
1,030,888	Northwest Airlines, 8.072% Bond 10/1/19	AAA	1,066,370	1,105,214

	Automobiles - 0.6%
500,000	General Motors, 7.2% Bond 1/15/11	BBB+	497,919	502,096
500,000	Ford Motor, 8.90% Bond 1/15/32	BBB+	491,903	490,817

			$ 989,822	$ 992,913

	Automobile Rental - 0.8%
1,200,000	Hertz Corp, 7.625% Bond 8/15/07	BBB	1,139,828	1,199,624
75,000	Ryder System, 9.875% Bond 5/15/17	BBB	78,454	82,153

			$ 1,218,282	$ 1,281,777

	Construction - 1.4%
4,000,000	Shaw Group, Zero Coupon Bond 5/1/21	BBB-	2,275,088	2,290,000

	Energy - 2.0%
2,250,000	Israel Electric, 7.70% Bond 7/15/18 (a)	A-	2,179,718	2,450,475

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

775,000	Pinnacle Partners, 8.83% Bond 8/15/04 (a)	BBB-	$775,000	$731,154

			$2,954,718	$3,181,629

	Environmental Monitoring - 0.6%
1,626,685	Oslo Seismic Services, 8.28% Bond 6/1/11	BBB-	1,519,538	1,024,552

	Financial - 4.5%
2,333,545	DIS-Crave-403, 6.85% Bond 1/10/07	A-	2,301,959	2,395,128
400,000	Ford Motor Credit, 7.375% Bond 10/28/09	BBB+	399,797	396,345
2,000,000	Newcourt Credit, 6.875% Bond 2/16/05	A-	1,996,944	2,102,190
200,000	Provident Companies Inc., 6.375% Bond 7/15/05	A-	199,269	201,645
1,255,000	Nisource Finance, 7.50% Bond 11/15/03	BBB	1,239,714	1,273,712
1,000,000	Tiers 2000-11, 8.85% Bond 2/15/27	AAA	1,000,000	1,006,250

			$7,137,683	$7,375,270

	Office Equipment - 0.4%
600,000	Ikon Office Solutions, 6.75% Bond 11/1/04	BBB-	586,774	586,680

	Oil Exploration & Production - 1.4%
2,000,000	Pemex Project, 9.125% Bond 10/13/10	BBB-	2,117,405	2,290,000

	REITS - 1.1%
1,000,000	Federal Realty Investment Trust, 7.48% Bond 8/15/26	BBB	1,017,336	1,062,900
815,000	HRPT Properties Trust, 8.50% Bond 11/15/13	BBB	819,418	816,233

			$1,836,754	$1,879,133

	Special Purpose Entity - 0.3%
500,000	Deutsche Bank Capital Funding, 7.872% Bond 12/29/49 (a)	A	500,000	560,874

	Technology - 1.8%
3,000,000	Analog Devices, 4.75% Bond 10/1/05	BBB	2,879,142	2,981,250

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

	Telecommunications - 0.9%
1,395,000	United Telecommunications, 9.50% Bond 4/1/03	BBB+	$1,400,979	$1,419,637

Total Corporate Bonds - Investment Grade			$26,482,555	$26,968,929

MORTGAGE BACKED SECURITIES - 3.2%

	Collateralized Mortgage Obligation - 3.2%
	Freddie Mac 2131 ID, 6.00% 2/15/23 interest-only strips	AAA	460,662	419,940
	Fannie Mae 2002-11 QJ, 5.50% 2/25/08 interest-only strips	AAA	197,889	182,000
	Fannie Mae 2002-56 UI, 5.50% 10/25/10 interest-only strips	AAA	485,001	509,503
	Fannie Mae 2002-84 PI, 5.50% 1/25/20 interest-only strips	AAA	2,944,216	2,184,501
1,000,000	GNMA 1999-10 PE, 6.30% 3/20/26	AAA	1,034,848	1,031,471
533,805	Salomon Brothers Mortgage 2000-1 B1, 9.00% 3/25/22	AA	562,250	586,016
299,436	Structured Asset 1998-12 A6, 7.745% 2/25/29	AAA	272,362	317,020

Total Mortgage Backed Securities			$5,957,228	$5,230,451

PREFERRED STOCKS - 0.9%
500	Compass Loan Holdings (a)		424,328	513,022
750	First Realty L.L.C. (a)		718,161	904,751

Total Preferred Stocks			$1,142,489	$1,417,773

EURODOLLAR TIME DEPOSITS - 5.9%
	State Street Bank & Trust Company Eurodollar time deposits dated December 31, 2002, .75%, maturing at $9,695,404 on January 2, 2003.		$9,695,000	$9,695,000

Total Investments - 99.5%			$160,324,700	$162,673,331

Other Assets and Liabilities, net - 0.5%				773,947

Net Assets				$163,447,278

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other “accredited investors.” Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc. (the investment advisor for each fund).
(b)	See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio Commentary

December 31, 2002

The Regions Morgan Keegan Select High Income Fund significantly outperformed its benchmark index, the Lehman Brothers Ba High Yield Index†, for the 12 months ending December 31, 2002, returning 11.20% versus a 1.80% decline for the Index. Much of this out-performance was due to the fund’s allocation to asset-backed securities (ABS). During the last six months, the fund returned 4.82% while Ba bonds returned 2.18%. Again, the fund’s ABS allocation was largely responsible for the out-performance.

Overall, high-yield securities performed well as an asset class compared to equities, with the S&P 500 Index† returning -22.10% for the 12 month period ending December 31, 2002. Such disappointing equity returns in recent years have provided the motivation behind large inflows into the bond markets and the fund has benefited accordingly. During the past 12 months, assets under management have grown from approximately $116 million to nearly $470 million. This asset growth is due to the appeal of the fund’s superior performance and investors’ increasingly skeptical view of the equity markets.

At the beginning of November, as news about accounting scandals slowed, corporate high-yield issues began a rally due to anticipation of improvements in credit qualities and the economy. We hold similar views, and accordingly, we have increased our exposure to corporate high-yield issues. This shift in the fund’s asset allocation began at the end of last quarter. Although we expect to continue to increase our corporate high-yield holdings, we still firmly believe that ABS issues offer a more attractive long-term risk/return profile.

Looking ahead, we remain confident that the High Income Fund will continue to serve its investors well. With its broad diversification and “value” style, the fund remains a sound investment vehicle for investors seeking high current income and relative principal stability.

PORTFOLIO MANAGER

James C. Kelsoe, Jr., CFA

†	Refer to Index Descriptions on page 37.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio Commentary

December 31, 2002

PORTFOLIO PERFORMANCE (excludes sales load)

	High Income Fund A-Shares	High Income Fund C-Shares	High Income Fund I-Shares	Lehman Brothers Ba High Yield†
6 Months	4.82%	4.56%	4.95%	2.18%
1 Year	11.20%	10.66%	11.48%	(1.80%)
Inception (3/22/99)*	13.80%	13.24%	14.08%	3.91%
*	Average annual total returns.
†	Refer to Index Descriptions on page 37.

PORTFOLIO STATISTICS

Net Asset Value	$10.35 *
Net Assets	$469.8 million
Average Yield to Maturity	14.6%
Average Maturity	7.9 years
Average Coupon	6.6%
Average Duration	4.4 years
Average Credit Quality	BB+
Number of Issues	198
12-Month A-Share Dividend	$1.30
12-Month C-Share Dividend	$1.25
12-Month I-Share Dividend	$1.33
*	“A” shares only.

LARGEST HOLDINGS

HomeQ 2001-I BL2	4.9%
GS Mortgage 1998-GLII F	3.5%
Empire Funding 1999-1 B2	2.6%
CS First Boston Mortgage 1998-C1 F	2.2%
GMAC Commercial Mortgage 1997-C1 G	2.2%

ASSET ALLOCATION

Commercial Mortgage-Backed Securities	25.0%
Corporate Bonds	17.3%
Home Equity Loans	13.8%
Manufactured Housing Loans	10.9%
Other	9.1%
Cash	8.4%
Collaterized Mortgage Obligations	4.5%
Auto Franchise Loans	3.8%
Small Business Loans	3.7%
Equipment Leases	2.5%
Common Stock	1.8%

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio Commentary

December 31, 2002

PORTFOLIO PERFORMANCE (includes maximum sales load)

	High Income Fund A-Shares*	High Income Fund C-Shares**
6 Months	2.20%	3.51%
1 Year	8.42%	9.55%
Inception (3/22/99)***	13.04%	13.24%
*	“A” shares carry a maximum sales load of 2.50%.
**	“C” shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
***	Average annual total returns.

This data is as of December 31, 2002. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund’s returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 23.2%

	Auto Dealerships - 2.0%
	Falcon Franchise Loan 1999-1, 2.26% 6/5/18 interest-only strips (a)	AAA	$1,608,268	$ 1,457,688
	Falcon Franchise Loan 2000-1, 3.15% 6/5/20 interest-only strips (a)	AAA	6,067,262	6,441,042
	Falcon Franchise Loan 2001-1, 3.17% 1/5/23 interest-only strips (a)	AAA	1,572,471	1,678,802

			$9,248,001	$ 9,577,532

	Commercial Loans - 6.6%
	Asset Securitization 1996-D2 ACS2, 1.567% 2/14/29 interest-only strips	AAA	206,102	220,886
	Asset Securitization 1997-MD7 PS1, 0.491% 1/13/30 interest-only strips	AAA	820,538	881,669
	Asset Securitization 1997-D5 PS1, 1.65% 2/14/43 interest-only strips	AAA	401,184	436,953
	Atherton Franchisee 1998-A AX, 2.323% 5/15/18 interest-only strips (a)	AAA	957,752	999,982
3,000,000	Capital Lease Funding 1997-CTL1 D, 6.162% 6/22/24 (a)	BBB	2,148,153	2,420,010
	Commercial Mortgage 1997-ML1, 0.894% 12/15/30 interest-only strips	AAA	2,967,915	2,691,123
	CS First Boston Mortgage 2000-FL, 2.039%, 12/15/09 interest-only strips (a)	AAA	2,691,065	3,352,329
	DLJ Mortgage 1997-CF2 S, 0.286% 10/15/30 interest-only strips (a)	AAA	2,975,336	3,092,355
8,770,000	Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)	BBB	5,130,973	5,209,994
	Enterprise Mortgage 1998-1, 1.349% 1/15/25 interest-only strips (a)	AAA	1,790,060	1,829,879
	FFCA Secured Lending 1997-1, 0.987% 2/18/22 interest-only strips (a)	AAA	520,871	351,696
5,062,000	LTC Mortgage 1996-1 D, 7.97% 4/15/28 (a)	BBB	4,747,920	4,915,759
	Merrill Lynch Mortgage 1998-C1, 0.868% 11/15/26 interest-only strips	AAA	1,612,906	1,656,005
3,176,000	RMF Commercial Mortgage 1997-1 E, 7.365% 1/15/19 (a)	BBB-	2,594,140	2,920,681

			$29,564,915	$30,979,321

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

	Credit Cards - 2.4%
5,000,000	Metris Master 2000-1 C, 3.22% 8/20/08 (a)	BBB	$3,819,180	$ 3,500,000
2,000,000	Metris Master 2000-2 C, 3.17% 1/22/07 (a)	BBB	1,809,878	1,740,000
5,000,000	Metris Master 2001-3 C, 3.529% 7/21/08 (a)	BBB	3,568,071	3,450,000
4,000,000	Metris Master 2001-4A C, 3.388% 8/20/08 (a)	BBB	2,623,411	2,560,000

			$11,820,540	$11,250,000

	Equipment Leases - 2.0%
15,000,000	Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30 (a)	A-	9,405,234	9,300,000

	Home Equity Loans (Non-High Loan-To-Value) - 0.4%
2,000,000	Conseco Finance 2002-C BF1, 8.00% 8/15/33	BBB	1,897,409	1,920,000

	Manufactured Housing Loans - 6.1%
4,000,000	BankAmerica Manufactured Housing 1997-1 M, 6.80% 1/10/28	BBB-	3,674,452	3,794,960
11,350,000	BankAmerica Manufactured Housing 1998-2 B1, Zero Coupon Bond 12/10/25	BBB	3,958,066	3,972,387
10,000,000	Bombardier Capital Mortgage 1999-B M2, 8.75% 12/15/29	A	2,879,001	1,419,300
6,841,000	Bombardier Capital Mortgage 2000-A M2, 9.00% 6/15/30	A	2,186,004	1,314,361
5,000,000	Conseco Finance 2002-2 B1, 9.25% 3/1/33	BBB	4,717,021	4,829,700
2,000,000	Deutsche Financial 1997-I M, 7.275% 9/15/27	AA-	1,434,823	1,485,700
125,000	Green Tree Financial 1997-4 B1, 7.23% 2/15/29	BBB+	120,152	78,698
12,863,000	Oakwood Mortgage 1996-C B1, 7.96% 4/15/27 (a)	BBB	9,814,035	8,452,920
4,904,000	Oakwood Mortgage 1999-A B1, 8.53% 4/15/29	BBB	3,644,199	3,282,640

			$32,427,753	$28,630,666

	Small Business Loans - 3.7%
	FMAC Loan Trust 1997-B AX, 3.00% 9/15/19 interest-only strips (a)	A	6,096,434	6,387,364
1,000,000	FMAC Loan Trust 1997-B, 7.16% 9/15/19 (a)	BBB	720,009	596,570

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

	FMAC Loan Trust 1997-C AX, 2.345% 12/15/19 interest-only strips (a)	AAA	$ 2,006,964	$ 1,954,266
	FMAC Loan Trust 1998-A AX, 2.136% 9/15/20 interest-only strips (a)	AA	1,721,627	2,026,468
	FMAC Loan Trust 1998-CA AX, 1.84% 9/15/18 interest-only strips (a)	AAA	1,364,615	1,746,624
	Franchise Loan Trust 1998-I AX, 1.82% 7/15/18 interest-only strips (a)	AAA	4,686,265	4,857,390

			$ 16,595,914	$ 17,568,682

Total Asset Backed Securities - Investment Grade			$110,959,766	$109,226,201

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 46.7%

	Auto Dealerships - 1.8%
2,452,500	Falcon Franchise Loan 2000-1 E, 6.50% 4/5/16 (a)	BB-	1,509,239	1,622,280
3,679,000	Falcon Franchise Loan 2000-1 F, 6.50% 11/5/17	B	2,205,850	2,240,106
2,809,000	Falcon Franchise Loan 2001-1 A1, 6.50% 1/5/23 (a)	BB	1,667,443	1,801,468
5,617,000	Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23	B	2,530,184	2,748,117

			$ 7,912,716	$ 8,411,971

	Collateralized Loan Obligation - 2.9%
7,000,000	Blue Stripe Limited 2000-1A E, 6.448% 10/20/08 (a)	BB	6,534,850	6,708,520
8,500,000	Crown 2002-1A E, Zero Coupon Bond 1/22/13 (a)	BB+	6,806,453	6,800,000

			$ 13,341,303	$ 13,508,520

	Commercial Loans - 18.4%
3,210,000	Blackrock Capital Finance 1997-C1 F, 5.82% 10/25/26	B	3,074,095	3,129,750
5,426,000	Commercial Mortgage 1999-C2, 6.00% 5/17/15	BB	3,645,535	4,000,698
10,000,000	CS First Boston Mortgage 1997-C1 G, 7.50% 6/20/14 (a)	BB-	6,907,894	6,737,060
15,500,000	CS First Boston Mortgage 1998-C1 F, 6.00% 5/17/40 (a)	BB	9,489,527	10,542,480
273,685	DR Securitized Lease 1994-K1 A1, Zero Coupon Bond 8/15/07	BB+	231,189	150,526
9,500,000	First Union-Chase Mortgage 1999-C2 J, 5.95% 6/15/31	BB-	6,581,957	6,708,615

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

12,000,000	GMAC Commercial Mortgage 1997-C1 G, 7.414% 7/15/29	BB	$10,118,150	$10,309,332
7,000,000	GS Mortgage 1998-C1 F, 6.00% 10/18/30 (a)	BB+	5,537,871	6,102,810
13,000,000	GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)	B	6,646,327	6,478,940
20,000,000	GS Mortgage 1998-GLII F, 6.97% 4/13/31 (a)	BB	15,921,460	16,275,400
2,030,000	JP Morgan Commercial Mortgage 1997-SPC1 G, 6.50% 7/25/29 (a)	B+	1,430,079	1,941,512
3,719,000	Merrill Lynch Mortgage 1997-C1 F, 7.12% 6/18/29	BB	2,853,867	3,011,423
5,000,000	Merrill Lynch Mortgage 1998-C2 F, 6.25% 2/15/30 (a)	BB	3,395,603	3,752,400
3,500,000	JP Morgan Commercial Mortgage 1999-C8 H, 6.00% 7/15/31 (a)	BB	2,763,195	3,043,425
1,510,924	Morgan Stanley Capital I 1998-CF1 F, 7.35% 12/15/12 (a)	BB+	1,215,284	797,843
4,000,000	Prudential Securities 1998-C1 J, 7.337% 5/15/13 (a)	BB-	3,110,721	3,381,680

			$82,922,754	$86,363,894

	Equipment Leases - 0.5%
1,967,289	Lease Investment Flight Trust 1A D2, 8.00% 7/15/31 (a)	BB	1,475,198	1,364,904
1,000,000	Pegasus Aviation Lease 1999-1A D1, 5.878% 3/25/29 (a)	BB	578,104	272,570
1,467,692	Pegasus Aviation Lease 2000-1 D1, Zero Coupon Bond 3/25/30 (a)	CC	1,073,631	154,269
1,498,148	Pegasus Aviation Lease 2000-1A D1, 8.00% 5/10/31 (a)	BB	1,129,524	640,368

			$ 4,256,457	$ 2,432,111

	Home Equity Loans (High Loan-To-Value) - 12.2%
6,619,635	Empire Funding 1998-1 B2, 9.74% 6/25/24	B+	4,926,086	5,273,996
14,587,166	Empire Funding 1999-1 B2, 9.00% 5/25/30 (a)	Non-rated	11,728,374	12,286,624
3,769,500	Ditech Home Loan 1998-1 B2, 9.50% 6/15/29 (a)	BB	2,757,837	2,940,210
10,000,000	GRMT Mortgage 2001-1 A B, 10.50% 7/20/31 (a)	BB	9,541,453	10,107,500
5,000,000	HomeQ 2002-2 CL2, 5.25% 7/15/31 (a)	Non-rated	3,551,942	3,600,000
24,997,901	HomeQ 2001-I BL2, 10.50% 7/15/31 (a)	BB	21,937,224	23,123,058

			$54,442,916	$57,331,388

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

	Home Equity Loans (Non-High Loan-To-Value) - 1.2%
1,750,000	Conseco Finance 2001-C B2, 5.803% 8/15/33	BB+	$ 1,436,011	$ 1,445,745
4,000,000	Conseco Finance 2002-A B2, 7.591% 4/15/32	BB	3,765,716	3,904,360

			$ 5,201,727	$ 5,350,105

	Home Improvement Loans - 0.3%
2,196,924	Green Tree Home Loan 1996-D, 8.30% 9/15/27	B-	1,398,833	1,433,141

	Manufactured Housing Loans - 4.8%
6,000,000	BankAmerica Manufactured Housing 1997-2 M, Zero Coupon Bond 4/10/28	BB+	4,945,475	5,010,000
4,790,165	Green Tree Financial 1998-2 B2, 8.44% 6/1/28	B-	2,478,305	1,340,863
9,326,371	Green Tree Financial 1994-4 B2, 8.60% 7/15/19	BB-	7,540,834	6,186,182
5,559,467	Green Tree Financial 1998-3 B2, 8.07% 3/1/30	B-	2,669,059	1,580,167
1,576,134	Green Tree Financial 1996-4 B2, 8.10% 6/15/27	B-	724,766	475,425
1,405,830	Green Tree Financial 1997-2 B2, 8.05% 6/15/28	CC	684,809	407,901
5,366,753	Green Tree Financial 1997-3 B2, 8.03% 7/15/28	CC	2,517,024	1,561,242
1,494,267	Green Tree Financial 1997-5 B2, 7.49% 5/15/29	BB	726,789	433,741
5,929,810	Green Tree Financial 1997-7 B2, 7.59% 7/15/29	B-	3,300,399	1,722,017
6,093,112	Oakwood Mortgage 1996-C B2, 9.31% 4/15/27 (a)	Non-rated	4,305,682	2,741,839
5,074,316	Oakwood Mortgage 1997-A B2, 8.025% 5/15/27	B-	2,372,138	1,183,889

			$32,265,280	$22,643,266

	Recreational Equipment - 1.3%
4,974,263	Green Tree Recreational Equipment 1996-C, 7.65% 10/15/17	B-	4,388,896	4,798,572
377,897	Green Tree Recreational Equipment 1997-B B, 6.88% 7/15/28	B-	288,530	370,707
222,227	Green Tree Recreational Equipment 1997-C B, 6.75% 2/15/18	B-	207,356	216,267
904,159	Green Tree Recreational Equipment 1998-A BH, 8.41% 5/15/29	CCC-	643,782	851,998

			$ 5,528,564	$ 6,237,544

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

	Special Purpose Entity - 3.3%
1,000,000	MMCAPS Funding, Zero Coupon Bond 8/1/31 (a)	Non-rated	$ 1,000,000	$ 990,000
2,000,000	MMCAPS Funding, 3.50% 12/15/31 (a)	Non-rated	1,980,634	1,980,000
2,000,000	MMCAPS Funding, Zero Coupon Bond 5/1/32 (a)	Non-rated	2,000,000	1,980,000
1,000,000	MMCAPS Funding, 13.00% 6/15/31 (a)	Non-rated	1,000,000	990,000
2,000,000	Preferred Term Securities I, 13.00% 12/11/32 (a)	Non-rated	2,000,000	1,980,000
1,500,000	Preferred Term Securities VII, Zero Coupon Bond 10/3/32 (a)	Non-rated	1,500,000	1,500,000
2,000,000	TPREF Funding I, Zero Coupon Bond 10/15/32 (a)	Non-rated	2,000,000	1,980,000
1,300,000	TPREF Funding II, Zero Coupon Bond 11/15/32 (a)	Non-rated	1,300,000	1,287,000
3,000,000	TPREF Funding III, Zero Coupon Bond 1/15/33 (a)	Non-rated	3,000,000	2,970,000

			$ 15,780,634	$ 15,657,000

Total Asset Backed Securities - Non-Investment Grade			$223,051,184	$219,368,940

CORPORATE BONDS - INVESTMENT GRADE - 7.3%

	Automobiles - 1.5%
7,000,000	Ford Motor, 8.90% Bond 1/15/32	BBB+	6,179,178	6,871,445

	Construction - 1.5%
12,500,000	Shaw Group, Zero Coupon Bond 5/1/21	BBB-	7,200,342	7,156,250

	Energy - 1.8%
500,000	Colorado Gas, 10.00% Bond 6/15/05	BBB+	495,478	496,665
2,000,000	Northwestern, 8.75% Bond 3/15/12	BBB	1,448,400	1,430,460
4,300,000	Pinnacle Partners, 8.83% Bond 8/15/04 (a)	BBB-	4,182,979	4,056,723
3,150,000	PSEG Energy Holdings, 10.00% Bond 10/1/09	BBB-	2,724,750	2,703,676

			$ 8,851,607	$ 8,687,524

	Environmental Monitoring - 0.2%
1,505,131	Oslo Seismic Services, 8.28% Bond 6/1/11	BBB-	1,206,079	947,992

	Finance - 0.2%
1,000,000	Bombardier Capital, 7.50% Bond 8/15/04 (a)	BBB+	947,986	930,870

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

	Insurance - 0.5%
2,500,000	Atlantic Mutual, 8.15% Bond 2/15/28 (a)	BBB	$ 1,520,857	$ 1,500,883
1,330,000	Fairfax Financial Holdings, 8.25% Bond 10/1/15	BBB-	935,581	900,241

			$ 2,456,438	$ 2,401,124

	Technology - 0.7%
3,000,000	Avnet, 8.20% Bond 10/17/03	BBB-	2,967,113	2,913,210
565,000	Solectron, Zero Coupon Bond 5/8/20	BBB	338,945	346,034

			$ 3,306,058	$ 3,259,244

	Telecommunications - 0.9%
1,500,000	Corning, Zero Coupon Bond 11/8/15	A-	883,976	840,000
1,075,000	Rogers Cablesystems, 10.00% Bond 3/15/05	BBB-	1,070,273	1,115,065
2,000,000	Rogers Cablesystems, 10.00% Bond 12/1/07	BBB-	1,966,583	2,030,340

			$ 3,920,832	$ 3,985,405

Total Corporate Bonds - Investment Grade			$34,068,520	$34,239,854

CORPORATE BONDS - NON-INVESTMENT GRADE - 10.0%

	Airlines - 0.7%
6,910,802	Atlas Air, 7.68% Bond 1/2/14	BB-	3,381,601	3,438,124

	Construction & Engineering - 0.3%
1,000,000	Hexcel, 7.00% Bond 8/1/03	CCC+	911,421	980,000
1,000,000	Quanta Services, 4.00% Bond 7/1/07	Non-rated	771,842	555,000

			$ 1,683,263	$ 1,535,000

	Containers - 1.4%
3,750,000	Gaylord Container, 9.875% 2/15/08	Non-rated	3,624,440	3,693,750
3,000,000	Sea Containers, 9.50% Bond 7/1/03	B+	2,940,865	2,913,750

			$ 6,565,305	$ 6,607,500

	Distribution - 1.2%
7,000,000	Fleming, 10.625% Bond 7/31/07	B	4,636,130	4,742,500
1,000,000	Fleming, 9.875% Bond 5/1/12	B	586,927	622,310

			$ 5,223,057	$ 5,364,810

	Finance - 0.3%
2,000,000	Case Credit, 6.75% Bond 10/21/07	BB	1,653,428	1,540,000

	Health Care - 0.4%
2,000,000	Medaphis, 9.50% Bond 2/15/05	B	1,931,633	1,983,760

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

	Human Resource Management - 0.1%
750,000	Interim Services, 4.50% Bond 6/01/05	BB+	$ 620,688	$ 679,688

	Insurance - 1.3%
3,750,000	Americo Life, 9.25% Bond 6/1/05	BB+	3,607,170	3,752,213
1,000,000	Fairfax Financial Holdings, 7.75% Bond 7/15/37	BB+	490,104	590,000
150,000	TIG Holdings, 8.125% Bond 4/15/05	BB	118,006	129,142
1,700,000	Trenwick Capital Trust, 8.82% Bond 2/1/37	BB	920,969	675,597
1,000,000	Vesta Insurance Group, 8.75% Bond 7/15/25	B	644,136	706,687

			$5,780,385	$5,853,639

	Machinery - 0.1%
700,000	Case, 7.25% Bond 8/1/05	BB	586,762	574,000

	Manufacturing - 0.4%
1,350,000	Borden, 9.25% Bond 6/15/19	BB-	879,967	895,833
1,600,000	Borden, 9.20% Bond 3/15/21	BB-	1,040,270	1,061,552

			$1,920,237	$1,957,385

	Office Equipment - 0.3%
2,000,000	Xerox, 0.57% Bond 4/21/18	B+	1,252,144	1,260,000

	Pharmaceutical - 0.9%
5,000,000	Ivax, 4.50% Bond 5/15/08	Non-rated	3,909,589	4,112,500

	Rentals - 1.1%
5,000,000	United Rentals, 9.25% Bond 1/15/09	BB-	4,244,502	4,115,700
1,000,000	United Rentals, 10.75% Bond 4/15/08	BB	941,077	980,760

			$5,185,579	$5,096,460

	Technology - 0.4%
500,000	Quantum, 7.00% Bond 8/1/04	B+	462,256	442,500
1,500,000	Transwitch, 4.50% Bond 9/12/05	B	1,222,902	900,000
700,000	Triquint Semicon, 4.00% Bond 3/1/07	CCC+	576,109	541,625

			$2,261,267	$1,884,125

	Telecommunications - 1.1%
3,000,000	Charter Communications, 5.75% Bond 10/15/05	B+	1,894,200	645,000
4,000,000	Ciena, 3.75% Bond 5/1/08	B+	2,704,967	2,780,000
1,500,000	Crown Castle, Bond 5/15/11 (Zero coupon through 5/15/04, thereafter 10.375%)	B	1,128,964	975,000

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

5,000,000	Globalstar, Zero Coupon Bond 6/1/05 in default	Non-rated	$ 193,750	$ 425,000
2,500,000	US Unwired, Bond 11/1/09 (Zero coupon through 11/1/04, thereafter 13.375%)	CCC+	1,228,245	187,500

			$ 7,150,126	$ 5,012,500

Total Corporate Bonds - Non-Investment Grade			$49,105,064	$46,899,491

MORTGAGE BACKED SECURITIES - 1.6%

	Collateralized Mortgage Obligation - 1.6%
159,758	Chase Mortgage 1999-S7 B5, 6.25% 6/25/14 (a)	Non-rated	67,841	88,706
405,523	First Nationwide Trust 2001-4 DB4, 7.742% 9/25/31	BB	294,670	345,047
405,180	First Nationwide Trust 2001-4 DB5, 7.742% 9/25/31	B	223,862	234,368
206,545	GE Capital Mortgage Services 1998-26 B5, 6.25% 2/25/14 (a)	Non-rated	86,798	136,861
627,607	Mellon Residential 1999-TBC1 B6, 6.418% 1/25/29 (a)	Non-rated	228,243	345,184
1,357,808	Mellon Residential 1999-TBC2 B6, 6.675% 7/25/29 (a)	Non-rated	495,081	746,795
616,802	Mellon Residential 1999-TBC3 B6, 2.76% 10/20/29 (a)	Non-rated	224,620	215,881
895,738	Mellon Residential 2000-TBC1 B6, 6.904% 3/25/30 (a)	Non-rated	325,499	671,803
1,820,781	Mellon Residential 2000-TBC2 B6, 2.70% 6/15/30 (a)	Non-rated	694,533	582,650
647,000	Mellon Residential 2002-TBC1 B5, 5.822% 9/15/30 (a)	Non-rated	464,176	517,600
647,717	Mellon Residential 2002-TBC1 B6, 5.822% 9/15/30 (a)	Non-rated	224,862	278,518
556,947	Norwest Asset 1999-5 B6, 6.25% 3/25/14 (a)	Non-rated	240,648	394,446
363,121	Norwest Asset 1999-15 B6, 6.25% 6/25/14 (a)	Non-rated	155,150	244,852
124,332	PNC Mortgage 1999-1 2B5, 6.25% 2/25/14 (a)	Non-rated	85,699	112,429
212,373	Residential Asset 1999-A6 B4, 6.50% 9/25/14 (a)	Non-rated	160,712	181,460
254,848	Residential Asset 1999-A6 B5, 6.50% 9/25/14 (a)	Non-rated	155,620	157,418
748,660	Residential Funding 2002-SA2 B2, 5.691%, 9/25/32 (a)	B	524,969	541,738
998,476	Residential Funding 2002-SA2 B3, 5.691%, 9/25/32 (a)	Non-rated	292,420	313,901

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

1,546,000	Washington Mutual 2002-AR16 B5, 4.082% 12/25/32	B	$965,723	$ 948,811
2,579,867	Washington Mutual 2002-AR16 B6, 4.082% 12/25/32	Non-rated	579,081	547,861

Total Mortgage Backed Securities			$6,490,207	$7,606,329

COMMON STOCKS - 1.8%
45,150	Allied Capital Corporation		948,350	985,624
11,300	American Mortgage Acceptance Company		135,513	159,217
70,000	Anthracite Capital, Inc.		757,991	763,000
10,000	Cable & Wireless PLC		90,937	23,300
7,500	Colonial Properties Trust		225,075	254,550
10,000	Commercial Net Lease Realty, Inc.		114,447	153,300
2,000	* Crown Castle International Corporation		66,175	7,500
19,400	Enbridge Energy Partners, L.P.		781,449	817,710
6,000	Entertainment Properties Trust		86,700	141,120
15,000	Health Care REIT, Inc.		311,655	405,750
6,000	Hospitality Properties Trust		160,949	211,200
13,000	Kinder Morgan Energy Partners, L.P.		437,480	455,000
2,500	* Nasdaq-100 Trust		192,047	60,925
15,000	Nationwide Health Properties, Inc.		294,739	223,950
55,000	Nordic American Tanker Shipping Ltd.		694,806	744,700
45,000	Permian Basin Royalty Trust		286,250	283,500
10,000	Post Properties, Inc.		338,100	239,000
1,500	QWest Communications International, Inc.		56,768	7,500
50,000	RAIT Investment Trust		924,330	1,080,000
16,000	Sabine Royalty Trust		371,882	378,560
14,200	Star Gas Partners, L.P.		238,353	262,700
40,000	TECO Energy, Inc.		466,836	618,800
15,000	Vesta Insurance Group, Inc.		73,712	41,250
83,000	WorldCom, Inc. - MCI Group		960,740	14,940

Total Common Stocks			$9,015,284	$8,333,096

	* Non-Income Producing

PREFERRED STOCKS - 0.9%
1,000	Compass Loan Holdings (a)		862,916	1,026,045
25,000	Electronic Data Systems Corporation		407,867	547,750
34,600	El Paso Corporation		789,865	920,360
15,000	Ford Capital Trust II		627,645	612,750
1,000	Seneca LTD (a)		992,500	900,000

Total Preferred Stocks			$3,680,793	$4,006,905

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Schedule of Investments

December 31, 2002

Principal Amount	Description	S & P Rating (Unaudited)	Cost	Market Value (b)

INVESTMENT COMPANIES - 0.9%
15,000	Calamos Convertible Opportunities and Income Fund		$ 230,816	$ 240,450
44,100	Delaware Investments Dividend and Income Fund, Inc.		584,923	456,435
49,100	Pacholder High Yield Fund, Inc.		477,323	302,456
54,600	Pioneer High Income Trust		693,196	757,848
69,000	Royce Value Trust, Inc.		1,063,363	914,250
129,900	Salomon Brothers High Income Fund II Inc.		1,322,729	1,297,701
30,000	Zweig Total Return Fund, Inc.		217,700	164,700

Total Investment Companies			$ 4,590,050	$ 4,133,840

EURODOLLAR TIME DEPOSITS - 8.4%
	State Street Bank & Trust Company Eurodollar time deposits dated December 31, 2002, .75%, maturing at $39,491,645 on January 2, 2003.		$ 39,490,000	$ 39,490,000

Total Investments - 100.8%			$480,450,868	$473,304,656

Other Assets and Liabilities, net - (0.8)%				(3,506,196)

Net Assets				$469,798,460

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors." Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc. (the investment advisor for each fund).
(b)	See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

INDEX DESCRIPTIONS†

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

KBW Bank Index is a capitalization-weighted index consisting of 24 geographically diverse and National Market System stocks, representing national money center banks and leading regional institutions. The index is intended to reflect the evolving financial sector and was developed as of October 21, 1991.

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.

Lehman Brothers Intermediate Aggregate Index covers the intermediate U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.

Lehman Brothers Ba High Yield Index covers Ba fixed rate, noninvestment grade debt. The Index was first introduced in January 1986 and historical data are available since January 1983. The index includes Canadian bonds and debt from non-emerging-market countries but excludes Eurobonds and debt from emerging-market countries. The index also includes original issue zeroes, step-up coupon structures, and 144A securities.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and small cap (between $250 million and $1 billion) stocks. The index was developed February 5, 1971.

MORGAN KEEGAN SELECT FUND, INC.

Statements of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, in securities as detailed in the accompanying schedules at market (cost $22,154,178, $10,358,059, $160,324,700 and $480,450,868 respectively)
Cash on deposit with custodian
Dividends and interest receivable
Receivable for fund shares sold
Receivable for securities sold
Other assets
Due from affiliates

TOTAL ASSETS

LIABILITIES:

Accrued expenses
Due to affiliates
Payable for fund shares redeemed
Payable for securities purchased
Distributions payable

TOTAL LIABILITIES

NET ASSETS

NET ASSETS consist of:

Net unrealized appreciation (depreciation) of investments
Paid-in capital
Undistributed net investment income (loss)
Accumulated net realized gain (loss) on investments

NET ASSETS

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares
Net Assets
Shares outstanding
Net Asset Value per share
Class C shares
Net Assets
Shares outstanding
Net Asset Value per share
Class I shares
Net Assets
Shares outstanding
Net Asset Value per share

See accompanying Notes to Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

Statements of Assets and Liabilities

December 31, 2002

Capital Growth Fund	Financial Fund	Intermediate Bond Fund	High Income Fund

$29,962,807	$11,042,297	$162,673,331	$473,304,656
12,113	120	13,835	10,179
36,482	26,076	2,084,214	6,848,926
-	-	-	-
-	-	-	124,511
16,113	-	-	-
13,166	-	-	-

30,040,681	11,068,493	164,771,380	480,288,272

56,200	46,778	9,162	17,904
118,708	45,579	280,821	1,155,373
-	23,368	-	3,483
-	-	-	5,160,915
-	-	1,034,119	4,152,137

174,908	115,725	1,324,102	10,489,812

$29,865,773	$10,952,768	$163,447,278	$469,798,460

7,808,629	684,238	2,348,631	(7,146,212)
25,466,467	10,708,136	162,897,916	475,463,118
(1,187,635)	(74,852)	-	-
(2,221,688)	(364,754)	(1,799,269)	1,481,554

$29,865,773	$10,952,768	$163,447,278	$469,798,460

$29,461,528	$ 8,412,811	$ 78,962,087	$240,164,466
1,999,086	828,681	7,666,871	23,196,833
$14.74	$10.15	$10.30	$10.35

25,639	1,802,999	55,283,099	142,143,289
1,756	179,779	5,371,385	13,729,230
$14.60	$10.03	$10.29	$10.35

378,606	736,958	29,202,092	87,490,705
25,554	71,703	2,834,196	8,450,927
$14.82	$10.28	$10.30	$10.35

See accompanying Notes to Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

Statements of Operations

For the six months ended December 31, 2002

INVESTMENT INCOME:

Interest
Dividends

EXPENSES:

Management fee
Distribution fee
Class A
Class C
Class I
Legal fees
Audit fees
Accounting and transfer agent fees
Custodian costs
Registration fees
Directors fees
Other

Total Expenses
Less: Fee waiver and reimbursement from Advisor in excess of limitation

Net Expenses

NET INVESTMENT INCOME (LOSS)

Realized and Unrealized Gains (Losses) on Investments:
Change in unrealized appreciation (depreciation)
Net realized gain (loss) on securities

Increase (decrease) in net assets resulting from operations

See accompanying Notes to Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

Statements of Operations

For the six months ended December 31, 2002

Capital Growth Fund	Financial Fund	Intermediate Bond Fund	High Income Fund

$5,394	$545	$5,589,465	$22,899,206
201,622	144,963	57,968	805,372

207,016	145,508	5,647,433	23,704,578
163,261	62,843	278,899	1,381,327
80,368	24,368	86,508	236,982
135	9,598	133,825	413,621
-	-	-	-
11,548	2,803	27,790	70,529
8,994	7,294	9,367	11,470
57,148	27,000	61,040	92,032
7,509	7,006	7,000	10,406
13,126	5,894	16,069	40,251
3,750	3,750	3,750	3,750
3,725	1,453	15,634	30,662

349,564	152,009	639,882	2,291,030

(22,830)	-	-	-

326,734	152,009	639,882	2,291,030

(119,718)	(6,501)	5,007,551	21,413,548
(4,316,103)	(1,120,102)	3,046,095	(6,710,739)
(896,869)	(431,036)	(1,538,197)	1,407,937

$(5,332,690)	$(1,557,639)	$6,515,449	$16,110,746

See accompanying Notes to Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

Statements of Changes in Net Assets

For the six months ended December 31, 2002 and year ended June 30, 2002

	Capital Growth Fund
	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(119,718)	$(415,745)
Unrealized appreciation (depreciation), net	(4,316,103)	(4,596,264)
Net realized gain (loss) from investment transactions	(896,869)	(474,427)

Increase (decrease) in net assets resulting from operations	(5,332,690)	(5,486,436)
Distributions to shareholders from net investment income:
Class A	-	-
Class C	-	-
Class I	-	-
Distributions to shareholders in excess of net investment income:
Class A	-	-
Class C	-	-
Class I	-	-
Distributions to shareholders from net realized gain (loss) on investments:
Class A	-	(345,702)
Class C	-	(41)
Class I	-	-

Total distribution to shareholders	-	(345,743)
Capital share transactions
Proceeds from shares sold:
Class A	533,172	3,477,782
Class C	142	30,000
Class I	63,678	526,677
Proceeds from sales of shares as a result of reinvested dividends:
Class A	-	342,672
Class C	-	41
Class I	-	-
Less shares redeemed:
Class A	(2,878,970)	(8,031,268)
Class C	(2,492)	-
Class I	(61,478)	(50,000)

Net increase (decrease) in Net Assets from share transactions	(2,345,948)	(3,704,096)

Total Increase (decrease) in Net Assets	(7,678,638)	(9,536,275)

NET ASSETS:
Beginning of Period	37,544,411	47,080,686
End of Period	$29,865,773	$37,544,411

See accompanying Notes to Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

Statements of Changes in Net Assets

For the six months ended December 31, 2002 and year ended June 30, 2002

Financial Fund		Intermediate Bond Fund		High Income Fund
2003	2002	2003	2002	2003	2002

$(6,501)	$(31,405)	$5,007,551	$6,287,758	$21,413,548	$18,278,486
(1,120,102)	62,399	3,046,095	(971,167)	(6,710,739)	(2,242,711)
(431,036)	198,338	(1,538,197)	(174,354)	1,407,937	472,628

(1,557,639)	229,332	6,515,449	5,142,237	16,110,746	16,508,403

(27,741)	(33,457)	(2,497,054)	(3,076,542)	(10,462,588)	(8,749,652)
(5,669)	(4,540)	(1,532,148)	(1,751,380)	(5,816,481)	(4,444,671)
(2,308)	(1,877)	(973,972)	(1,345,640)	(3,953,356)	(3,967,908)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

(102,297)	(58,549)	-	(155,183)	(729,197)	(582,560)
(20,904)	(7,945)	-	(99,144)	(444,085)	(288,232)
(8,509)	(3,284)	-	(70,988)	(273,958)	(262,716)

(167,428)	(109,652)	(5,003,174)	(6,498,877)	(21,679,665)	(18,295,739)

311,509	886,966	31,013,288	48,916,009	125,538,622	111,599,788
20,000	186,360	30,999,285	24,818,442	73,650,270	61,568,643
57,273	410,392	12,530,141	13,170,576	41,865,310	35,054,395

127,595	90,563	1,450,078	2,138,790	4,425,690	4,068,860
26,271	12,389	730,993	1,101,589	3,049,469	2,491,987
10,817	5,161	474,474	872,096	2,200,802	2,433,893

(2,194,336)	(8,002,223)	(8,792,095)	(8,155,473)	(22,100,496)	(8,462,985)
(120,968)	(444,551)	(8,666,766)	(3,125,478)	(7,811,179)	(4,363,595)
(198,674)	(724,169)	(4,377,395)	(3,683,367)	(6,672,573)	(3,428,370)

(1,960,513)	(7,579,112)	55,362,003	76,053,184	214,145,915	200,962,616

(3,685,580)	(7,459,432)	56,874,278	74,696,544	208,576,996	199,175,280

14,638,348	22,097,780	106,573,000	31,876,456	261,221,464	62,046,184
$10,952,768	$14,638,348	$163,447,278	$106,573,000	$469,798,460	$261,221,464

See accompanying Notes to Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

Notes To Financial Statements

December 31, 2002 (unaudited)

Note 1: Summary of Significant Accounting Policies

Morgan Keegan Select Fund, Inc., an open-end management investment company, offers the following fund choices: Regions Morgan Keegan Select Capital Growth Fund, Regions Morgan Keegan Select Financial Fund, Regions Morgan Keegan Select Intermediate Bond Fund, and Regions Morgan Keegan Select High Income Fund (the “funds”). The investment objectives and principal investment strategies of the funds are as follows:

•	The Regions Morgan Keegan Select Capital Growth Fund seeks capital appreciation. Under normal circumstances, the fund invests at least 65% of its assets in U.S.-traded equity securities.

•	The Regions Morgan Keegan Select Financial Fund seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large, mid- and small-cap companies in the financial services industry.

•	The Regions Morgan Keegan Select Intermediate Bond Fund seeks a high level of income by investing in intermediate-maturity, investment-grade bonds. The fund seeks capital growth as a secondary objective, when consistent with the fund’s primary objective. Under normal circumstances, the fund invests at least 80% of its assets in debt securities. The fund invests primarily in investment-grade, intermediate-term-maturity bonds with effective maturities between 1 and 10 years that Morgan Asset Management, Inc. (“Advisor”) believes offer attractive yield and capital appreciation potential.

•	The Regions Morgan Keegan Select High Income Fund seeks a high level of income by investing in below-investment-grade bonds (commonly referred to as “junk bonds”). The fund seeks capital growth as a secondary objective when consistent with the fund’s primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment-grade bonds that the Advisor believes offer attractive yield and capital appreciation potential.

Capitalization for each fund is as follows:

	Capital Growth	Financial	Intermediate	High Income
Organization date	Apr. 15, 1986	Aug. 14, 2000	Jan. 13,1999	Jan. 13, 1999
Initial Capitalization Date	Aug. 18, 1986	Aug. 28, 2000	Mar. 22, 1999	Mar. 22, 1999
Amount of initial Capitalization	$100,000	—	$50,000	$50,000
Shares issued at Capitalization	10,000	—	5,000	5,000
Shares authorized	300,000,000	300,000,000	300,000,000	900,000,000
Public offering date	Sep. 22, 1986	Aug. 28, 2000	Mar. 22, 1999	Mar. 22, 1999

MORGAN KEEGAN SELECT FUND, INC.

Notes To FInancial Statements

December 31, 2002 (unaudited)

Security Valuation:

Investments in securities, which trade on national securities exchanges, are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The Intermediate Bond Fund and the High Income Fund normally obtain market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the funds believe that a market quote does not reflect a security’s true value, the funds may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors.

Premiums and Discounts:

Premiums and discounts on debt securities are amortized for financial reporting purposes. On July 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants’ revised Audit and Accounting Guide—Audits of Investment Companies (the guide). The guide requires all gain/loss on principal payments of mortgage-and asset-backed securities to be accounted for as interest income. Prior to July 1, 2001, the fund recognized gain (loss) on principal payments of mortgage-and asset-backed securities as realized gain (loss). For the period ended December 31, 2002, the effect of this change was to decrease net gain (loss) on securities by $4,377 and $1,181,123 and to increase interest income by $4,377 and $1,181,123 for the Intermediate Bond Fund and the High Income Fund, respectively. This change had no effect on the fund’s net assets or total return.

Other Policies:

The fund follows industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis. Realized gains and losses on securities transactions are determined using the specific identification method.

Repurchase Agreements:

The funds’ policy for securities purchased under agreements to resell is to have market value equal to or greater than the funds’ purchase price and to have such securities taken into possession by the funds’ custodian. If the custodian becomes bankrupt, the funds might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

December 31, 2002 (unaudited)

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Note 2: Multiple Class Structure and Plan of Distribution

A multiple class structure has been adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, on behalf of each fund. Each fund offers three share classes: Class A, Class C and Class I. Class A shares are sold with an initial sales charge. Class C shares are sold without an initial sales charge and are subject to a contingent deferred sales charge on redemptions within the first year of purchase. Class I shares are sold without sales charges of any kind and are available only to certain retirement accounts and other special programs. The Class A and Class C shares of each fund have distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each fund or class bears expenses incurred specifically on its behalf and, in addition, each fund or class bears a portion of general expenses, based on the relative net assets of each fund or class. Realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly.

Note 3: Payment to Related Parties

Morgan Asset Management, Inc. is the investment advisor for each fund. Morgan Keegan and Company, Inc. acts as a distributor of each of the funds’ shares under a plan of distribution pursuant to Rule 12b-1. Investment advisory and management fees and 12b-1 distribution fees are based on a percentage of each funds’ average daily net asset value. The following chart represents sales charges and fees:

Capital Growth Fund	Class A	Class C	Class I

Initial Sales Charge:	3.50%	0.00%	0.00%
Deferred Sales Charge:	0.00%	1.00%	0.00%
Investment Advisory Fee:	1.00%	1.00%	1.00%
12b-1 Fees:	0.50%	1.00%	0.00%

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

December 31, 2002 (unaudited)

Financial Fund	Class A	Class C	Class I
Initial Sales Charge:	4.75%	0.00%	0.00%
Deferred Sales Charge:	0.00%	1.00%	0.00%
Investment Advisory Fee:	1.00%	1.00%	1.00%
12b-1 Fees:	0.50%	1.00%	0.00%

Intermediate Bond Fund	Class A	Class C	Class I
Initial Sales Charge:	2.00%	0.00%	0.00%
Deferred Sales Charge:	0.00%	1.00%	0.00%
Investment Advisory Fee:	0.40%	0.40%	0.40%
12b-1 Fees:	0.25%	0.60%	0.00%

High Income Fund	Class A	Class C	Class I
Initial Sales Charge:	2.50%	0.00%	0.00%
Deferred Sales Charge:	0.00%	1.00%	0.00%
Investment Advisory Fee:	0.75%	0.75%	0.75%
12b-1 Fees:	0.25%	0.75%	0.00%

Morgan Keegan and Company, Inc. also provides accounting services and transfer agent services for each fund. The Advisor has agreed to waive its fee and to reimburse each of the following funds through June 30, 2003 to the extent its annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceeds a specific level. The Advisor’s fee waivers as a percentage of net assets are as follows:

	Class A	Class C	Class I
Capital Growth Fund	2.00%	2.75%	1.75%
Intermediate Bond Fund	0.90%	1.25%	0.65%
High Income Fund	1.25%	1.75%	1.00%

Note 4: Investment Securities

Information related to investment securities (excluding short-term investments) by portfolio is as follows:

	Capital Growth Fund	Financial Fund	Intermediate Bond Fund	High Income Fund
Cost of purchases	$8,133,941	$150,000	$67,819,958	$263,789,966
Proceeds from sales	10,154,809	1,574,698	15,183,763	65,736,893

Securities with appreciation	8,864,978	1,655,042	5,796,411	18,162,861
Securities with depreciation	(1,056,349)	(970,804)	(3,447,780)	(25,309,073)

Unrealized appreciation (depreciation)	$7,808,629	$684,238	$2,348,631	$(7,146,212)

MORGAN KEEGAN SELECT FUND, INC.

Notes to Financial Statements

December 31, 2002 (unaudited)

Note 5: Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ form those reflected in the accompanying financial statements.

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year.

[This Page Intentionally Left Blank]

MORGAN KEEGAN SELECT FUND, INC.

Financial Highlights

December 31, 2002

	Net Asset Value Beginning of Period	Net Investment Income	Net Gains on Securities Realized and Unrealized	Total From Investment Operations	Dividends from Net Investment Income
Capital Growth Fund

For the six months ended December 31, 2002 (unaudited)
Class A	$17.22	$(0.06)	$(2.42)	$(2.48)	-
Class C	17.13	(0.10)	(2.43)	(2.53)	-
Class I	17.26	(0.02)	(2.42)	(2.44)	-
Year ended June 30, 2002
Class A	19.77	(0.18)	(2.22)	(2.40)	-
Class C	19.76	(0.27)	(2.21)	(2.48)	-
Class I (a)	18.39	(0.09)	(1.04)	(1.13)	-
Year ended June 30, 2001
Class A	26.87	(0.13)	(3.05)	(3.18)	-
Class C (b)	19.77	-	(0.01)	(0.01)	-
Class I	-	-	-	-	-
Year ended June 30, 2000 (Class A)	27.10	(0.20)	(0.03)	(0.23)	-
Year ended June 30, 1999 (Class A)	26.56	(0.17)	1.46	1.29	-

Financial Fund

For the six months ended December 31, 2002 (unaudited)
Class A	11.56	-	(1.26)	(1.26)	(0.03)
Class C	11.46	(0.03)	(1.25)	(1.28)	(0.03)
Class I	11.66	0.02	(1.25)	(1.23)	(0.03)
Year ended June 30, 2002
Class A	11.32	(0.02)	0.32	0.30	(0.02)
Class C	11.27	(0.07)	0.32	0.25	(0.02)
Class I	11.36	0.04	0.32	0.36	(0.02)
Period ended June 30, 2001 (c)
Class A	10.00	0.04	1.28	1.32	-
Class C	10.00	(0.03)	1.30	1.27	-
Class I	10.00	0.06	1.30	1.36	-

See footnotes on page 54.

See accompanying Notes to Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

Financial Highlights

December 31, 2002

Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period	Ratio of Expenses to Average Net AssetsΔ		Ratio of Net Income to Average Net AssetsΔ	Portfolio Turnover Rate

-	-	-	$14.74	(14.40%)	$29,461,528	2.00	%(e)	(0.74%)	26%
-	-	-	14.60	(14.77%)	25,639	2.56	%(e)	(1.30%)	26%
-	-	-	14.82	(14.14%)	378,606	1.56	%(e)	(0.30%)	26%

(0.15)	-	(0.15)	17.22	(12.20%)	37,069,483	2.00%		(0.98%)	31%
(0.15)	-	(0.15)	17.13	(12.66%)	32,933	2.49%		(1.47%)	31%
-	-	-	17.26	(6.14%)	441,995	1.50%		(0.48%)	31%

(3.92)	-	(3.92)	19.77	(13.81%)	47,075,292	1.97%		(1.07%)	29%
-	-	-	19.76	-	5,394	1.97%		(1.07%)	29%
-	-	-	-	-	-	-		-	-
-	-	-	26.87	(0.85%)	69,386,938	1.76%		(0.74%)	20%
(0.72)	(0.03)	(0.75)	27.10	5.20%	95,893,801	1.74%		(0.68%)	15%

(0.12)	-	(0.15)	10.15	(10.90%)	8,412,811	2.37%		(0.06%)	1%
(0.12)	-	(0.15)	10.03	(11.17%)	1,802,999	2.86%		(0.55%)	1%
(0.12)	-	(0.15)	10.28	(10.55%)	736,958	1.87%		0.44%	1%

(0.04)	-	(0.06)	11.56	2.76%	11,495,119	2.26%		(0.15%)	19%
(0.04)	-	(0.06)	11.46	2.24%	2,152,586	2.76%		(0.64%)	19%
(0.04)	-	(0.06)	11.66	3.28%	990,643	1.77%		0.35%	19%

-	-	-	11.32	13.20%	18,412,183	2.48%		0.36%	23%
-	-	-	11.27	12.70%	2,382,468	2.98%		(0.15%)	23%
-	-	-	11.36	13.60%	1,303,129	1.99%		0.84%	23%

See accompanying Notes to Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

Financial Highlights

December 31, 2002

	Net Asset Value Beginning of Period	Net Investment Income	Net Gains on Securities Realized and Unrealized	Total From Investment Operations	Dividends from Net Investment Income
Intermediate Bond Fund

For the six months ended December 31, 2002 (unaudited)
Class A	$10.17	$0.37	$0.13	$0.50	$(0.37)
Class C	10.17	0.36	0.12	0.48	(0.36)
Class I	10.17	0.39	0.13	0.52	(0.39)
Year ended June 30, 2002
Class A	10.21	0.96	-	0.96	(0.94)
Class C	10.21	0.93	-	0.93	(0.91)
Class I	10.21	0.99	-	0.99	(0.97)
Year ended June 30, 2001
Class A	9.74	0.78	0.47	1.25	(0.78)
Class C	9.74	0.74	0.47	1.21	(0.74)
Class I	9.74	0.80	0.47	1.27	(0.80)
Year ended June 30, 2000
Class A	9.85	0.68	(0.11)	0.57	(0.68)
Class C	9.85	0.67	(0.11)	0.56	(0.67)
Class I	9.85	0.72	(0.11)	0.61	(0.72)
Period ended June 30, 1999 (d)
Class A	10.00	0.16	(0.15)	0.01	(0.16)
Class C	10.00	0.15	(0.15)	-	(0.15)
Class I	10.00	0.16	(0.15)	0.01	(0.16)

High Income Fund

For the six months ended December 31, 2002 (unaudited)
Class A	10.47	0.61	(0.12)	0.49	(0.58)
Class C	10.47	0.59	(0.12)	0.47	(0.56)
Class I	10.47	0.63	(0.12)	0.51	(0.60)
Year ended June 30, 2002
Class A	10.56	1.42	(0.07)	1.35	(1.33)
Class C	10.56	1.37	(0.07)	1.30	(1.28)
Class I	10.56	1.45	(0.07)	1.38	(1.36)
Year ended June 30, 2001
Class A	9.98	1.30	0.58	1.88	(1.30)
Class C	9.98	1.25	0.58	1.83	(1.25)
Class I	9.98	1.32	0.58	1.90	(1.32)
Year ended June 30, 2000
Class A	10.17	1.29	(0.19)	1.10	(1.29)
Class C	10.18	1.12	(0.20)	0.92	(1.12)
Class I	10.18	1.31	(0.20)	1.11	(1.31)
Period ended June 30, 1999 (d)
Class A	10.00	0.20	0.17	0.37	(0.20)
Class C	10.00	0.18	0.18	0.36	(0.18)
Class I	10.00	0.20	0.18	0.38	(0.20)

See footnotes on page 54.

See accompanying Notes to Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

Financial Highlights

December 31, 2002

Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period	Ratio of Expenses to Average Net AssetsΔ		Ratio of Net Income to Average Net AssetsΔ	Portfolio Turnover Rate

-	-	$(0.37)	$10.30	5.12%	$78,962,087	0.86%		7.34%	12%
-	-	(0.36)	10.29	4.73%	55,283,099	1.22%		6.98%	12%
-	-	(0.39)	10.30	5.15%	29,202,092	0.61%		7.59%	12%

(0.06)	-	(1.00)	10.17	9.61%	54,495,867	0.89	%(f)	9.55%	37%
(0.06)	-	(0.97)	10.17	9.34%	31,788,056	1.23	%(f)	9.20%	37%
(0.06)	-	(1.03)	10.17	9.99%	20,289,077	0.64	%(f)	9.80%	37%

-	-	(0.78)	10.21	13.16%	12,375,281	0.89	%(f)	7.73%	60%
-	-	(0.74)	10.21	12.76%	9,396,442	1.23	%(f)	7.54%	60%
-	-	(0.80)	10.21	13.43%	10,104,733	0.63	%(f)	7.90%	60%

-	-	(0.68)	9.74	6.17%	6,101,095	0.90	%(f)	6.95%	30%
-	-	(0.67)	9.74	5.81%	4,401,369	1.25	%(f)	6.71%	30%
-	-	(0.72)	9.74	6.46%	1,823,405	0.65	%(f)	7.30%	30%

-	-	(0.16)	9.85	0.06%	3,164,863	0.90	%(f)	6.48%	7%
-	-	(0.15)	9.85	(0.04%)	1,986,591	1.25	%(f)	6.22%	7%
-	-	(0.16)	9.85	0.13%	1,068,933	0.65	%(f)	6.82%	7%

(0.03)	-	(0.61)	10.35	4.82%	240,164,466	1.15%		11.13%	19%
(0.03)	-	(0.59)	10.35	4.56%	142,143,289	1.65%		10.63%	19%
(0.03)	-	(0.63)	10.35	4.95%	87,490,705	0.89%		11.38%	19%

(0.11)	-	(1.44)	10.47	13.57%	135,194,579	1.15%		13.52%	33%
(0.11)	-	(1.39)	10.47	13.01%	74,953,800	1.64%		13.03%	33%
(0.11)	-	(1.47)	10.47	13.85%	51,073,085	0.91%		13.76%	33%

-	-	(1.30)	10.56	19.88%	28,873,999	1.19	%(g)	12.86%	38%
-	-	(1.25)	10.56	19.30%	15,758,616	1.69	%(g)	12.36%	38%
-	-	(1.32)	10.56	20.18%	17,413,569	0.95	%(g)	13.18%	38%

-	-	(1.29)	9.98	9.98%	5,542,495	1.25	%(g)	10.89%	12%
-	-	(1.12)	9.98	9.33%	7,806,453	1.75	%(g)	10.68%	12%
-	-	(1.31)	9.98	10.14%	5,888,854	1.00	%(g)	11.27%	12%

-	-	(0.20)	10.17	3.69%	1,028,584	1.25	%(g)	8.74%	0%
-	-	(0.18)	10.18	3.64%	4,064,710	1.75	%(g)	8.65%	0%
-	-	(0.20)	10.18	3.85%	931,780	1.00	%(g)	9.40%	0%

See accompanying Notes to Financial Statements.

MORGAN KEEGAN SELECT FUND, INC.

Financial Highlights

December 31, 2002

(a)	For the period from initial issuance (January 23, 2002) to June 30, 2002.
(b)	For the period from initial issuance (June 15, 2001) to June 30, 2001.
(c)	For the period from inception (August 30, 2000) to June 30, 2001.
(d)	For the period from inception (March 22, 1999) to June 30, 1999.
(e)	2.14%, 2.63%, and 1.64% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the period ended December 31, 2002.
(f)	0.91%, 1.25%, and 0.66% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2002, 1.12%, 1.47%, and 0.88% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2001, 1.51%, 1.85%, and 1.26% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2000, and 3.41%, 3.82%, and 3.13% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the period ended June 30, 1999.
(g)	1.24%, 1.74%, and 1.00% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2001, 1.61%, 2.11%, and 1.37% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2000, and 4.39%, 4.86%, and 4.02% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the period ended June 30, 1999.
Δ	Ratio annualized for the periods less than one year.

MORGAN KEEGAN SELECT FUND, INC.

Board of Directors and Officers

The funds’ officers are responsible for the operation of the funds under the direction of the Board of Directors. Each of the directors oversees four funds advised by Morgan Asset Management, Inc. The officers and directors of the funds and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are interested persons of the funds as defined by the 1940 Act. The funds’ Statement of Additional Information (SAI) includes more information about the directors. To request a free copy, please call Morgan Keegan at 1-800-564-2188.

Name	Position with the fund and Principal Occupation During Past Five Years
Allen B. Morgan, Jr.*

President and Director. Mr. Morgan is Chairman and Chief Executive Officer and Executive Managing Director of Morgan Keegan & Company, Inc. He also is a Director of Morgan Asset Management, Inc. and of Regions Financial Corporation. Year of election or appointment: 1986

James D. Witherington, Jr.	Director. Mr. Witherington is President of SSM Corp. (management of venture capital funds). He also serves as a Director for several private companies. Year of election or appointment: 1986

William Jefferies Mann

Director. Mr. Mann is Chairman and President of Mann Investments, Inc. (hotel investments/consulting). He also serves as a Director for Heavy Machines, Inc. (equipment contractor). Year of election or appointment: 1986

James Stillman R. McFadden

Director. Mr. McFadden is President and Director of Starr Printing Co. (commercial printing). He is also President and Director of 1703, Inc. (restaurant management). He was formerly Vice President of Sterling Equities, Inc (private equity financings). Year of election or appointment: 1996

MORGAN KEEGAN SELECT FUND, INC.

Board of Directors and Officers

Name	Position with the fund and Principal Occupation During Past Five Years
Archie W. Willis III

Director. Mr. Willis is President of Community Capital (financial advisory and real estate development consulting) and Vice President of Community Realty Company (real estate brokerage). He was formerly a First Vice President of Morgan Keegan & Company, Inc. Year of election or appointment: 2002

Joseph C. Weller*

Vice President, Treasurer & Assistant Secretary. Mr. Weller is Executive Vice President and Chief Financial Officer, Secretary and Treasurer and Executive Managing Director of Morgan Keegan & Company, Inc. He also is a Director of Morgan Asset Management, Inc. Year of election or appointment: 1986

Charles D. Maxwell*

Secretary and Assistant Treasurer. Mr. Maxwell is a Managing Director and Assistant Treasurer of Morgan Keegan & Company, Inc. and Secretary/Treasurer of Morgan Asset Management, Inc. He was formerly a senior manager with Ernst & Young (accountants) (1976-86). Year of election or appointment: 1986

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning their objectives and policies, management fees, expenses, and other information.

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Morgan Keegan provides personalized investment services through 145 offices in 14 states. Please access our Web site to locate the Morgan Keegan branch nearest you or contact us at 1-800-366-7426.

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Morgan Keegan

Morgan Keegan & Company, Inc.

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